CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net sales	$ 9,945,325	$ 1,170,156
Cost of sales	(9,000,733)	(526,343)
Gross profit	944,592	643,813
Operating expenses
General and administrative expenses	(10,419,684)	(1,325,696)
Total operating expenses	(10,419,684)	(1,325,696)
Loss from operations	(9,475,092)	(681,883)
Other income (expense)	(4,055)	36
Loss before income taxes	(9,479,147)	(681,847)
Income tax benefit	(139,932)	42,777
Net loss	(9,619,079)	(639,070)
Less: Net loss attributable to non-controlling interests	0	(6,705)
Net loss attributable to the company	(9,619,079)	(632,365)
Comprehensive loss
Net loss	(9,619,079)	(639,070)
Foreign currency translation loss	63,248	31,081
Total comprehensive loss	(9,555,831)	(607,989)
Less: Net loss attributable to non-controlling interest	0	(6,705)
Less: Foreign currency translation loss attributable to non-controlling interest	0	(499)
Comprehensive loss attributable to the Company	$ (9,555,831)	$ (600,785)
Loss per share
Basic	$ (1.0500)	$ (0.0538)
Diluted	$ (1.0500)	$ (0.0538)
Weighted average number of common shares outstanding
Basic	9,160,862	11,752,447
Diluted	9,160,862	11,752,447